Long-Term Debt And Equity Financings (Aggregate Principal Amount of Senior Notes) (Details) (USD $)		0 Months Ended					0 Months Ended					0 Months Ended					0 Months Ended					0 Months Ended					0 Months Ended
	Dec. 31, 2012 Ameren Illinois Company [Member] 2.70% Senior Notes Due 2022 [Member]	Aug. 27, 2012 Ameren Illinois Company [Member] Secured Debt [Member] Senior Secured Notes 9.75% Due 2018 [Member]	Dec. 31, 2012 Ameren Illinois Company [Member] Secured Debt [Member] Senior Secured Notes 9.75% Due 2018 [Member]		Dec. 31, 2011 Ameren Illinois Company [Member] Secured Debt [Member] Senior Secured Notes 9.75% Due 2018 [Member]		Aug. 27, 2012 Ameren Illinois Company [Member] Secured Debt [Member] Senior Secured Notes 6.25% Due 2018 [Member]	Dec. 31, 2012 Ameren Illinois Company [Member] Secured Debt [Member] Senior Secured Notes 6.25% Due 2018 [Member]		Dec. 31, 2011 Ameren Illinois Company [Member] Secured Debt [Member] Senior Secured Notes 6.25% Due 2018 [Member]		Sep. 20, 2012 Union Electric Company [Member] Secured Debt [Member] 6.00% Senior secured notes due 2018 [Member]	Dec. 31, 2012 Union Electric Company [Member] Secured Debt [Member] 6.00% Senior secured notes due 2018 [Member]		Dec. 31, 2011 Union Electric Company [Member] Secured Debt [Member] 6.00% Senior secured notes due 2018 [Member]		Sep. 20, 2012 Union Electric Company [Member] Secured Debt [Member] 6.70% Senior secured notes due 2019 [Member]	Dec. 31, 2012 Union Electric Company [Member] Secured Debt [Member] 6.70% Senior secured notes due 2019 [Member]		Dec. 31, 2011 Union Electric Company [Member] Secured Debt [Member] 6.70% Senior secured notes due 2019 [Member]		Sep. 20, 2012 Union Electric Company [Member] Secured Debt [Member] 5.10% Senior secured notes due 2018 [Member]	Dec. 31, 2012 Union Electric Company [Member] Secured Debt [Member] 5.10% Senior secured notes due 2018 [Member]		Dec. 31, 2011 Union Electric Company [Member] Secured Debt [Member] 5.10% Senior secured notes due 2018 [Member]		Sep. 20, 2012 Union Electric Company [Member] Secured Debt [Member] 5.10% Senior secured notes due 2019 [Member]	Dec. 31, 2012 Union Electric Company [Member] Secured Debt [Member] 5.10% Senior secured notes due 2019 [Member]		Dec. 31, 2011 Union Electric Company [Member] Secured Debt [Member] 5.10% Senior secured notes due 2019 [Member]		Dec. 31, 2012 Union Electric Company [Member] Secured Debt [Member] 3.90% Senior secured notes due 2042 [Member]		Sep. 20, 2012 Union Electric Company [Member] Secured Debt [Member] 3.90% Senior secured notes due 2042 [Member]	Sep. 11, 2012 Union Electric Company [Member] Secured Debt [Member] 3.90% Senior secured notes due 2042 [Member]	Dec. 31, 2011 Union Electric Company [Member] Secured Debt [Member] 3.90% Senior secured notes due 2042 [Member]		Sep. 20, 2012 Maximum [Member] Union Electric Company [Member] Secured Debt [Member] 5.10% Senior secured notes due 2018 [Member]
Debt Instrument [Line Items]
Stated interest rate on debt instrument	2.70%	9.75%	9.75%				6.25%	6.25%				6.00%	6.00%				6.70%	6.70%				5.10%	5.10%				5.10%	5.10%				3.90%		3.90%	3.90%
Principal Amount Repurchased		$ 87,000,000					$ 194,000,000					$ 71,000,000					$ 121,000,000					$ 1,000,000					$ 56,000,000
Premium Plus Accrued and Unpaid Interest		36,000,000 [1]					47,000,000 [1]					19,000,000 [2]					35,000,000 [2]										12,000,000 [2]											1,000,000
Principal Amount Outstanding After Tender Offer	$ 400,000,000	$ 313,000,000	$ 313,000,000	[3],[4]	$ 400,000,000	[3],[4]	$ 144,000,000	$ 144,000,000	[3],[4]	$ 337,000,000	[3],[4]	$ 179,000,000	$ 179,000,000	[5],[6]	$ 250,000,000	[5],[6]	$ 329,000,000	$ 329,000,000	[5],[6]	$ 450,000,000	[5],[6]	$ 199,000,000	$ 199,000,000	[6]	$ 200,000,000	[6]	$ 244,000,000	$ 244,000,000	[6]	$ 300,000,000	[6]	$ 485,000,000	[5],[6]	$ 485,000,000	$ 485,000,000	$ 0	[5],[6]

[1]	The premiums paid in association with the tender offer were recorded as a regulatory asset and are being amortized over the life of the $400 million 2.70% senior secured notes due 2022.
[2]	The premiums paid in association with the tender offer were recorded as a regulatory asset and are being amortized over the life of the $485 million 3.90% senior secured notes due 2042.
[3]	These notes are collaterally secured by mortgage bonds issued by Ameren Illinois under the Ameren Illinois mortgage indenture. The notes have a fall-away lien provision and will remain secured only as long as any series of first mortgage bonds issued under the Ameren Illinois mortgage indenture remain outstanding. Redemption, purchase, or maturity of all mortgage bonds, including first mortgage bonds currently outstanding and any that may be issued in the future, would result in a release of the mortgage bonds currently securing these notes, at which time these notes would become unsecured obligations. Based on the Ameren Illinois mortgage bonds and senior secured notes currently outstanding, and assuming no early retirement of any series of such securities in full, we do not expect the mortgage bond lien protection associated with these notes to fall away until 2028.
[4]	Ameren Illinois has agreed, during the life of these notes, not to optionally redeem, purchase or otherwise retire in full its Ameren Illinois mortgage bonds, and therefore an Ameren Illinois first mortgage bond release date will not occur as long as any of these notes are outstanding.
[5]	Ameren Missouri has agreed, during the life of these notes, not to optionally redeem, purchase or otherwise retire in full its first mortgage bonds. Ameren Missouri has also agreed to prevent a first mortgage bond release date from occurring as long as any of the 8.45% senior secured notes due 2039 and any of the 3.90% senior secured notes due 2042 remain outstanding.
[6]	These notes are collaterally secured by first mortgage bonds issued by Ameren Missouri under the Ameren Missouri mortgage indenture. The notes have a fall-away lien provision and will remain secured only as long as any first mortgage bonds issued under the Ameren Missouri mortgage indenture remain outstanding. Redemption, purchase, or maturity of all first mortgage bonds, including first mortgage bonds currently outstanding and any that may be issued in the future, would result in a release of the first mortgage bonds currently securing these notes, at which time these notes would become unsecured obligations. Based on the Ameren Missouri first mortgage bonds and senior secured notes currently outstanding, and assuming no early retirement of any series of such securities in full, we do not expect the first mortgage bond lien protection associated with these notes to fall away until 2042.